Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets

6. Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following at year end:

	2012	2011

Prepaid expenses and taxes	$86,249	$129,554
Promotion items	14,899	11,100
	$101,148	$140,654

As of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 Amounts in thousands of US dollars, except for share data and as otherwise indicated